Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Expenses [Line Items]
Depreciation and amortization	$ 296,400	$ 218,026
Total of General and administrative	11,405,471	15,209,919	$ 8,457,630
Materials for clinical studies	430,004	175,469
Total of Research and development	9,590,393	5,019,366	481,934
Total of Sales and marketing	6,158,477	6,396,906	962,664
Sales and marketing [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	1,442,952	585,393	84,418
Professional and consulting fees	909,046	756,919	243,012
Office expenses	21,746	49,092	34,206
Travel and entertainment	84,082	40,038	5,142
Depreciation and amortization	3,128	35,866	8,868
Marketing and advertising	3,697,523	4,929,598	587,018
Research and development [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	3,415,784	1,961,718	250,266
Professional and consulting fees	4,323,406	1,316,861	26,290
Lab and office expenses	975,315	1,375,349	106,487
Travel and entertainment	198,998	118,695	15,245
Depreciation and amortization	524,009	106,327	83,646
Materials for clinical studies	152,881	140,416
General and administrative [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	2,310,835	2,175,242	816,027
Employee stock option expense	3,266,702	8,931,386	6,430,158
Professional and consulting fees	3,883,687	2,144,679	800,836
Office expenses	657,185	785,862	193,514
Insurance	817,181	920,121	170,464
Travel and entertainment	130,606	133,257	17,116
Depreciation and amortization	$ 339,275	$ 119,372	$ 29,515